Cover	Oct. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 09, 2026
Registrant Name	DELTA AIR LINES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-05424
Entity Tax Identification Number	58-0218548
Entity Address, Address Line One	1030 Delta Boulevard
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30354-1989
City Area Code	404
Local Phone Number	715-2191
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DAL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0000027904
Amendment Flag	false